Nature of Expenses - Summary of Detailed Information about Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expenses [Line Items]
Total	$ 18,161	$ 19,222
Purchased and produced raw materials and product for resale [Member]
Disclosure of expenses [Line Items]
Total	11,335	10,881
Depreciation and amortization [Member]
Disclosure of expenses [Line Items]
Total	1,799	1,592
Employee costs [Member]
Disclosure of expenses [Line Items]
Total	2,268	1,949
Freight [Member]
Disclosure of expenses [Line Items]
Total	845	934
Impairment of assets [Member]
Disclosure of expenses [Line Items]
Total	120	1,809
Off-site warehouse costs [Member]
Disclosure of expenses [Line Items]
Total	51	68
Railcar and vessel costs [Member]
Disclosure of expenses [Line Items]
Total	5	128
Merger and related costs [Member]
Disclosure of expenses [Line Items]
Total	82	170
Acquisition and integration related costs [Member]
Disclosure of expenses [Line Items]
Total	16	0
Fleet fuel, repairs and maintenance [Member]
Disclosure of expenses [Line Items]
Total	202	183
Other [Member]
Disclosure of expenses [Line Items]
Total	576	641
Provincial Mining And Other Taxes [Member]
Disclosure of expenses [Line Items]
Total	292	250
Lease expense [Member]
Disclosure of expenses [Line Items]
Total	66	148
Contract Services [Member]
Disclosure of expenses [Line Items]
Total	$ 504	$ 469